Share-based Compensation	6 Months Ended
Jun. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Compensation	. Share-based Compensation
2019 Stock Incentive Plan
The Group adopted the 2019 Stock Incentive Plan (“2019 Plan”) as approved by the Company's board of directors on November 1, 2019, under which the Group may grant various awards such as options, restricted shares or restricted share units to employees, directors, and consultants for services rendered.
2021 Stock Incentive Plan
The Group adopted the 2021 Stock Incentive Plan (“2021 Plan”) effective March 18, 2021. Awards granted under the 2021 Plan may be either stock options, stock appreciation rights, restricted stock units, restricted stock awards or dividend equivalent rights.
Through December 31, 2023, the Company granted a total of 6,816,634 options under the 2021 Plan. During the six months ended June 30, 2024, the Company granted an additional 1,502,667 options from the 2021 Plan. During the six months ended June 30, 2024, an additional 2,755,000 shares were made available for issuance under the Company's 2021 Plan in accordance with the evergreen provisions thereof. As of June 30, 2024, the Group had 6,897,773 ordinary shares available under the 2021 Plan for future grants.
2021 Employee Share Purchase Plan ("2021 ESPP")
The Group adopted the 2021 ESPP effective March 18, 2021 and began implementation in May 2022. A total of 600,000 ordinary shares were initially reserved for issuance under the 2021 ESPP.
The first offering period started on May 1, 2022. The following are the key provisions of the 2021 ESPP: each offering period covers a 24-month period with each offering period providing four purchase periods, with implementation of consecutive overlapping offering periods, limitation on the number of shares, reset and look-back provisions, and other restrictions. During the six months ended June 30, 2024, no additional shares were made available in accordance with the evergreen provisions of the 2021 ESPP. As of June 30, 2024, the Group had 1,037,751 ordinary shares reserved under the 2021 ESPP for future employee share purchases. As of June 30, 2024, 113,012 total shares had been issued under the 2021 ESPP.
2024 Employment Inducement Incentive Award Plan
The Group adopted the 2024 Employment Inducement Incentive Award Plan (“2024 Plan”) effective June 10, 2024. The terms of the 2024 Plan are substantially similar to the terms of the Company’s 2021 Plan with the exception that incentive stock options may not be issued under the 2024 Plan and awards under the 2024 Plan may only be issued to eligible recipients under the applicable Nasdaq rules. The 2024 Plan was adopted by the Company's board of directors without stockholder approval and any awards granted under the 2024 Plan are being made pursuant to Rule 5635(c)(4) of the Nasdaq Listing Rules.

The Company's board of directors has initially reserved 4,500,000 shares of the Company’s ordinary shares for issuance pursuant to awards granted under the 2024 Plan. In accordance with Rule 5635(c)(4) of the Nasdaq Listing Rules, awards under the 2024 Plan may only be made to an employee who has not previously been an employee or member of the board of directors of the Company or any subsidiary, or following a bona fide period of non-employment by the Company or a subsidiary, if he or she is granted such award in connection with his or her commencement of employment with the Company or a subsidiary and such grant is an inducement material to his or her entering into employment with the Company or such subsidiary.

During the six months ended June 30, 2024, the Company granted 4,431,223 options from the 2024 Plan. As of June 30, 2024, the Group had 68,777 ordinary shares under the 2024 Plan available for future grants.
The activities of the options outstanding for the six months ended June 30, 2024 for all stock award plans were as follows:

	Number of Options	Weighted Average Exercise Price Per Share Option
Options outstanding as of December 31, 2023	6,547,621
Granted during the six months ended June 30, 2024	5,933,890	US$1.63
Exercised during the six months ended June 30, 2024	(123,741)	US$0.76
Forfeited during the six months ended June 30, 2024 (i)	(129,438)	US$1.76
Expired during the six months ended June 30, 2024 (i)	(32,603)	US$6.41
Canceled under Zheng Wei Transition Agreement during the six months ended June 30, 2024 (ii)	(568,353)	US$1.73
Options outstanding as of June 30, 2024	11,627,376
Options exercisable as of June 30, 2024	3,814,017
The weighted average remaining contractual life of options outstanding as of December 31, 2023 and June 30, 2024 were 8.2 years and 9.2 years, respectively.
(i)    Forfeited options include unvested options forfeited upon employment termination and expired options include vested options which have expired after their exercise period.
(ii)    Canceled options under the Zheng Wei Transition Agreement include the unvested stock awards that will be terminated upon Separation Date as set forth in Note 7(ii).
Fair value of options granted and ESPP compensation
Based on the fair value of the underlying ordinary shares, using public market pricing, the Group used the Binomial option-pricing model to determine the fair value of options as of the grant date. Key assumptions for the options granted for the periods are set forth below:

June 30,
	2023	2024

Weighted average exercise price during the period	US$1.25	US$1.63
Grant date share price	US$0.99 ~ US$1.29	US$1.18 ~ US$1.79
Risk-free interest rate	3.6%~4.2%	4.2%~4.8%
Expected volatility	59.6%~60.0%	101.9%~104.3%
Expected life	10 years	10 years
Expected early exercise multiple	2.2-2.8	2.2-2.8
Dividend yield	Nil	Nil
Forfeiture rate	*8.5%-12.3%	*5.6%-9.0%
Weighted average fair value of options granted during the period	US$0.72	US$1.23
*Forfeiture rates for executives and directors, and all other employees in six months ended June 30, 2023, were 8.5%~12.3% and 11.7%, respectively. Forfeiture rates for executives and directors, and all other employees in the six months ended June 30, 2024, were 5.6%~9.0% and 7.9%~8.4%, respectively.
Separately, the Group used the Black-Scholes option-pricing model to determine the fair value of ESPP compensation expense calculation as of the grant date, which was less than US$0.01 million for the periods presented. The amounts withheld from employees’ paychecks as of June 30, 2024 totaled US$0.01 million, which is recorded in other payables and accruals within current liabilities. The weighted average discounted ESPP purchase price for issued shares during the six months ended June 30, 2023 and June 30, 2024 was US$0.73 and US$0.74, respectively.
The Company adopted the average volatility of comparable companies as a proxy of the expected volatility of the underlying shares. The volatility of each comparable company was based on the historical daily stock prices for a period with length commensurate to the remaining life of the stock options or ESPP shares, respectively.
Share-based compensation expenses included in the interim condensed consolidated statements of (loss) / income for the six months ended June 30, 2023 and 2024 were as follows:

	Six Months Ended June 30,
	2023	2024
(In thousands)
Research and development expenses (Note 7)	$1,093	$847
Administrative expenses (Note 7)	1,207	992
	$2,300	$1,839